Senior Secured Debentures (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			12 Months Ended
	Oct. 24, 2017	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Debt instrument, face amount		$ 8,000
Debt instrument, term		5 years			5 years
Class of warrant or right, number of securities called by warrants or rights	133,750	133,750	133,750		133,750	133,750
Class of warrant or right, exercise price of warrants or rights	$ 32.00	$ 32	$ 32.00		$ 32.00	$ 32.00
Shares of warrants						1,000,000
Interest expense		$ 344		$ 324	$ 1,326	$ 869
Debenture Warrants and Placement Agent Warrant [Member]
Fair value of warrants outstanding	$ 8,000
Debt issuance costs	100
Discount of debentures	2,000
Placement Agent Warrant [Member]
Fair value of warrants outstanding	8,000
Debt issuance costs	100
Discount of debentures	2,000
Interest expense		$ 300	$ 300		$ 400	$ 300
T.R. Winston and Company, LLC [Member]
Net offering proceeds from the sale of the debentures and warrants	7,400
Cash fee paid	$ 560
Percentage of face amount of debentures	7.00%
Shares of warrants	8,750
Percentage of shares to purchaser	7.00%
Fair value of warrants outstanding	$ 137
Senior Secured Debentures [Member]
Debt instrument, face amount	$ 8,000
Debt instrument, term	5 years
Debt Instrument, interest rate, stated percentage	11.00%
Debt Instrument, interest rate, in the event of default	18.00%
Debt instrument maturity date	Oct. 23, 2022
Shares of warrants	125,000
Debt issuance costs	$ 125
Warrants value after valuation exercise, per share	$ 15.62
Warrants value after valuation exercise	$ 2,000
Discount of debentures	$ 2,000
Debt instrument, interest rate, effective percentage		18.00%	18.00%		18.00%